Employee Benefit Plan, Summary of Accounting Policy	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy [Text Block]
1. Summary of Significant Accounting Policies

a) Basis of Presentation. The accompanying financial statements, which present the assets of the Markel Group Inc. Retirement Savings Plan (the Plan) and changes in those assets, have been prepared in conformity with United States (U.S.) generally accepted accounting principles (GAAP). The Plan is administered by the Employee Benefit Plan Committee, an administrative committee appointed by Markel Group Inc. (Markel Group) (the Plan Administrator), which is also the issuer of certain securities held pursuant to the Plan.

b) Use of Estimates. The preparation of financial statements in accordance with U.S. GAAP may require the Plan Administrator to make estimates and assumptions. Actual results may differ from the estimates and assumptions used in preparing the financial statements.

c) Investments. The Plan's investments are held by a trustee-administered trust fund and are stated at fair value. The change in the fair value of investments held at the beginning and end of each year, adjusted for realized gains or losses on investments sold during the year, is reflected in the Statements of Changes in Assets Available for Benefits as net appreciation or depreciation in fair value of investments. See note 3 for further details regarding the fair value measurement of the Plan's investments.

The cost of investments sold is determined on the basis of average cost. Purchases and sales of investments are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

d) Notes Receivable from Participants. Notes receivable from participants represent loans to participants made against their vested balances as permitted by the Plan. Notes receivable from participants are valued at the principal amount outstanding plus any accrued but unpaid interest. Interest income is recorded on an accrual basis.

e) Income Taxes. The Plan is in receipt of a favorable determination letter from the Internal Revenue Service (IRS). The IRS determined that the Plan is designed in accordance with applicable sections of the Internal Revenue Code (IRC) and, therefore, the trust is exempt from taxation. Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan's financial statements.

U.S. GAAP requires management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by taxing authorities. The Plan Administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024 there were no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to audits by taxing jurisdictions; however, there are currently no such audits in progress.

f) Payment of Benefits. Plan benefits and withdrawals are recorded when paid.

g) Risks and Uncertainties. The Plan invests in a variety of investment securities. Investment securities are exposed to various risks, such as interest rate, equity price, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the Statements of Assets Available for Benefits.